Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000110325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000		$ 9,126	$ 10,599	$ 10,831	$ 10,742	$ 8,324	$ 11,065	$ 10,288	$ 10,455	$ 11,887	$ 12,665
C000110341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		7,755	9,556	10,559	10,842	8,842	11,982	9,923	8,930	10,608	11,807
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed ex US Broad Market Index
Accumulated Value	10,000		9,179	10,203	11,782	11,291	10,012	14,473	13,144	13,751	14,978	16,743
S And P Emerging Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Emerging Broad Market Index
Accumulated Value	10,000		8,322	9,943	11,910	11,506	10,062	14,847	12,525	11,879	13,298	14,560
Dow Jones Asia Pacific Select Dividend 50 IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Asia/Pacific Select Dividend 50 IndexTM
Accumulated Value	10,000		9,128	10,643	10,907	10,844	8,473	11,268	10,599	10,622	12,325	13,064
Dow Jones Emerging Markets Select Dividend IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Emerging Markets Select Dividend IndexTM
Accumulated Value	$ 10,000		$ 7,741	$ 9,577	$ 10,622	$ 10,909	$ 8,952	$ 12,125	$ 10,133	$ 8,957	$ 10,693	$ 11,730